UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q-A

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 3/31/13

Item 1. Schedule of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of ten funds, nine of which are included in this report (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

On April 16, 2013, the Trust’s Board of Trustees (the Board) approved a proposal to change the names of the following funds, effective May 1, 2013, as follows:

Former Name
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

2. FINANCIAL INSTRUMENT VALUATION

New Name
Franklin LifeSmart 2015 Retirement Target Fund
Franklin LifeSmart 2025 Retirement Target Fund
Franklin LifeSmart 2035 Retirement Target Fund
Franklin LifeSmart 2045 Retirement Target Fund

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Board, the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange traded funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Repurchase agreements are valued at cost, which approximates market value.

3. INCOME TAXES

At March 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2013, were as follows:

Franklin Pelagos Commodities Strategy Fund	110,951	-	9,356	101,595	1,007,820	-	(6,082)	0.89%
Franklin Pelagos Managed Futures Strategy Fund	9,602	-	6,322	3,280	27,977	-	(9,225)	0.21%
Franklin Real Estate Securities Fund, Advisor Class	46,359	126	5,974	40,511	737,704	2,278	5,622	0.15%
Franklin Rising Dividends Fund, Advisor Class	102,988	-	12,829	90,159	3,787,585	-	29,290	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	134,082	20,552	38,704	115,930	1,452,601	-	(9,380)	0.26%
Franklin Total Return Fund, Advisor Class	469,595	75,141	47,150	497,586	5,135,091	35,767	(8,998)	0.09%
Franklin U.S. Government Securities Fund, Advisor Class	913,633	150,955	10,667	1,053,921	7,113,968	62,989	(1,057)	0.07%
Franklin Utilities Fund, Advisor Class	127,058	923	15,915	112,066	1,703,398	13,415	6,889	0.03%
Institutional Fiduciary Trust Money Market Portfolio	5,697,024	687,381	229,382	6,155,023	6,155,023	-	-	0.04%
Mutual European Fund, Class Z	106,105	-	15,257	90,848	2,001,389	-	(16,591)	0.10%
Templeton China World Fund, Advisor Class	20,353	-	2,593	17,760	675,940	-	13,111	0.06%
Templeton Foreign Fund, Advisor Class	462,042	-	81,842	380,200	2,611,975	-	36,818	0.05%
Templeton Frontier Markets Fund, Advisor Class	78,745	-	9,863	68,882	1,172,364	-	8,738	0.11%
Templeton Global Bond Fund, Advisor Class	493,636	170,900	664,536	-	- *	47,843	426,467	-
Templeton Global Total Return Fund, Advisor Class	-	540,345	-	540,345	7,440,553	24,237	-	0.12%
Total					$ 54,515,682	$ 199,383	$ 751,965	
Franklin Templeton 2026 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	102,976	24,483	-	127,459	$ 4,658,612	$ -	$ -	0.31%
Franklin Flex Cap Growth Fund, Advisor Class	48,954	-	-	48,954	2,544,119	-	-	0.08%
Franklin Gold and Precious Metals Fund, Advisor Class	34,561	1,226	-	35,787	945,125	-	-	0.05%
Franklin Growth Fund, Advisor Class	226,351	8,729	16,749	218,331	11,949,238	-	49,650	0.16%
Franklin Growth Opportunities Fund, Advisor Class	55,512	7,429	-	62,941	1,577,313	-	-	0.32%
Franklin High Income Fund, Advisor Class	225,968	2,640	228,608	-	- *	5,530	34,841	-
Franklin International Small Cap Growth Fund, Advisor Class	161,226	21,352	-	182,578	3,284,584	-	-	0.35%
Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	47,143	-	47,143	479,911	741	-	0.08%
Franklin MicroCap Value Fund, Advisor Class	36,120	-	18,104	18,016	643,002	-	94,227	0.14%
Franklin Pelagos Commodities Strategy Fund	193,321	6,831	-	200,152	1,985,512	-	-	1.76%
Franklin Pelagos Managed Futures Strategy Fund, Advisor Class	15,664	-	-	15,664	133,610	-	-	1.01%
Franklin Real Estate Securities Fund, Advisor Class	72,550	2,530	-	75,080	1,367,210	4,221	-	0.28%
Franklin Rising Dividends Fund, Advisor Class	185,989	6,910	-	192,899	8,103,686	-	-	0.08%
Franklin Templeton Emerging Market Debt Opportunities Fund	80,454	-	20,162	60,292	755,458	-	(3,332)	0.13%
Franklin Total Return Fund, Advisor Class	242,174	1,710	-	243,884	2,516,881	17,403	-	0.04%
Franklin U.S. Government Securities Fund, Advisor Class	545,845	4,506	40,332	510,019	3,442,629	30,483	(3,337)	0.03%
Franklin Utilities Fund, Advisor Class	216,256	8,773	-	225,029	3,420,448	26,937	-	0.07%
Institutional Fiduciary Trust Money Market Portfolio	5,126,685	5,555,377	6,167,456	4,514,606	4,514,606	-	-	0.03%
Mutual European Fund, Class Z	191,211	6,095	3,688	193,618	4,265,404	-	(10,725)	0.21%
Templeton China World Fund, Advisor Class	35,729	1,145	-	36,874	1,403,415	-	-	0.13%
Templeton Foreign Fund, Advisor Class	768,491	24,616	49,640	743,467	5,107,615	-	(19,724)	0.09%
Templeton Frontier Markets Fund, Advisor Class	124,051	3,903	-	127,954	2,177,779	-	-	0.20%
Templeton Global Bond Fund, Advisor Class	256,730	45,239	301,969	-	- *	23,177	304,771	-
Templeton Global Total Return Fund, Advisor Class	-	280,682	-	280,682	3,864,990	12,590	-	0.06%
Total					$ 69,141,147	$ 121,082	$ 446,371	
Franklin Templeton 2036 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	76,836	20,411	2,007	95,240	$ 3,481,010	$ -	$ (1,164)	0.23%
Franklin Flex Cap Growth Fund, Advisor Class	39,715	-	819	38,896	2,021,426	-	2,907	0.06%
Franklin Gold and Precious Metals Fund, Advisor Class	23,566	1,336	525	24,377	643,788	-	(7,520)	0.04%
Franklin Growth Fund, Advisor Class	171,818	10,741	16,013	166,546	9,115,076	-	41,559	0.12%
Franklin Growth Opportunities Fund, Advisor Class	36,021	5,097	852	40,266	1,009,077	-	(341)	0.20%

Franklin High Income Fund, Advisor Class	100,301	1,171	101,472	-	- *	2,455	16,177	-
Franklin International Small Cap Growth Fund, Advisor Class	117,835	18,319	2,805	133,349	2,398,941	-	898	0.26%
Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	20,625	393	20,232	205,964	700	(4)	0.04%
Franklin MicroCap Value Fund, Advisor Class	24,393	-	12,292	12,101	431,867	-	71,800	0.09%
Franklin Pelagos Commodities Strategy Fund	147,619	6,138	3,425	150,332	1,491,307	-	(2,260)	1.32%
Franklin Pelagos Managed Futures Strategy Fund	10,974	2,342	-	13,316	113,582	-	-	0.86%
Franklin Real Estate Securities Fund, Advisor Class	53,600	2,935	1,168	55,367	1,008,229	3,179	123	0.20%
Franklin Rising Dividends Fund, Advisor Class	148,537	5,754	10,736	143,555	6,030,746	-	21,435	0.06%
Franklin Templeton Emerging Market Debt Opportunities Fund	48,611	-	19,968	28,643	358,896	-	(5,268)	0.06%
Franklin Total Return Fund, Advisor Class	145,354	865	31,560	114,659	1,183,284	8,476	(6,655)	0.02%
Franklin U.S. Government Securities Fund, Advisor Class	222,170	1,949	6,808	217,311	1,466,847	13,177	(441)	0.01%
Franklin Utilities Fund, Advisor Class	168,241	10,054	3,631	174,664	2,654,892	21,343	1,086	0.05%
Institutional Fiduciary Trust Money Market Portfolio	2,234,051	4,766,866	4,216,128	2,784,789	2,784,789	-	-	0.02%
Mutual European Fund, Class Z	141,275	7,201	5,851	142,625	3,142,020	-	(6,892)	0.16%
Templeton China World Fund, Advisor Class	26,860	1,371	575	27,656	1,052,599	-	(1,110)	0.10%
Templeton Foreign Fund, Advisor Class	567,456	29,130	49,675	546,911	3,757,281	-	(13,289)	0.07%
Templeton Frontier Markets Fund, Advisor Class	93,041	4,857	2,006	95,892	1,632,085	-	80	0.15%
Templeton Global Bond Fund, Advisor Class	132,342	22,895	155,237	-	- *	11,305	56,384	-
Templeton Global Total Return Fund, Advisor Class	-	129,940	2,685	127,255	1,752,300	5,828	(295)	0.03%
Total					$ 47,736,006	$ 66,463	$ 167,210	

Franklin Templeton 2045 Retirement Target Fund

Franklin DynaTech Fund, Advisor Class	59,554	14,829	5,666	68,717	$ 2,511,590	$ -	$ 4,849	0.17%
Franklin Flex Cap Growth Fund, Advisor Class	22,208	-	-	22,208	1,154,158	-	-	0.03%
Franklin Gold and Precious Metals Fund, Advisor Class	16,009	1,427	-	17,436	460,487	-	-	0.03%
Franklin Growth Fund, Advisor Class	120,100	8,216	10,345	117,971	6,456,532	-	20,362	0.08%
Franklin Growth Opportunities Fund, Advisor Class	19,286	3,169	-	22,455	562,712	-	-	0.11%
Franklin High Income Fund, Advisor Class	64,500	754	65,254	-	- *	1,579	10,188	-
Franklin International Small Cap Growth Fund, Advisor Class	79,541	14,981	-	94,522	1,700,453	-	-	0.18%
Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	13,750	-	13,750	139,974	20	-	0.02%
Franklin MicroCap Value Fund, Advisor Class	14,172	-	7,184	6,988	249,390	-	47,802	0.05%
Franklin Pelagos Commodities Strategy Fund	104,527	6,436	-	110,963	1,100,754	-	-	0.97%
Franklin Pelagos Managed Futures Strategy Fund	7,355	3,162	-	10,517	89,707	-	-	0.68%
Franklin Real Estate Securities Fund, Advisor Class	29,133	2,578	-	31,711	577,458	1,783	-	0.12%
Franklin Rising Dividends Fund, Advisor Class	103,292	6,608	4,091	105,809	4,445,028	-	7,663	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	28,073	-	13,104	14,969	187,567	-	(3,146)	0.03%
Franklin Total Return Fund, Advisor Class	75,717	463	11,787	64,393	664,536	4,939	(2,246)	0.01%
Franklin U.S. Government Securities Fund, Advisor Class	115,502	1,019	1,185	115,336	778,521	6,893	(152)	0.01%
Franklin Utilities Fund, Advisor Class	114,258	10,475	-	124,733	1,895,940	14,931	-	0.04%
Institutional Fiduciary Trust Money Market Portfolio	1,599,483	3,167,235	3,304,179	1,462,539	1,462,539	-	-	0.01%
Mutual European Fund, Class Z	93,112	7,614	1,844	98,882	2,178,372	-	(1,351)	0.11%
Templeton China World Fund, Advisor Class	19,020	1,546	-	20,566	782,757	-	-	0.07%
Templeton Foreign Fund, Advisor Class	410,113	33,762	26,045	417,830	2,870,494	-	(7,227)	0.05%
Templeton Frontier Markets Fund, Advisor Class	60,461	4,918	-	65,379	1,112,744	-	-	0.10%
Templeton Global Bond Fund, Advisor Class	67,366	11,990	79,356	-	- *	5,936	3,256	-
Templeton Global Total Return Fund, Advisor Class	-	70,279	-	70,279	967,739	3,152	-	0.02%
Total					$ 32,349,452	$ 39,233	$ 79,998

Franklin Templeton Conservative Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,271,884	253,388	-	1,525,272	$ 55,748,702	$ -	$ -	3.72%
Franklin Flex Cap Growth Fund, Advisor Class	612,618	-	-	612,618	31,837,776	-	-	0.94%
Franklin Gold and Precious Metals Fund, Advisor Class	403,260	-	-	403,260	10,650,100	-	-	0.58%
Franklin Growth Fund, Advisor Class	2,785,302	-	203,844	2,581,458	141,283,175	-	833,722	1.86%
Franklin Growth Opportunities Fund, Advisor Class	761,790	75,879	-	837,669	20,991,986	-	-	4.25%
Franklin High Income Fund, Advisor Class	11,820,613	2,051,950	13,872,563	-	- *	289,264	1,851,480	-
Franklin International Small Cap Growth Fund, Advisor Class	2,033,171	201,568	-	2,234,739	40,202,946	-	-	4.33%
Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	2,982,275	-	2,982,275	30,360,425	51,286	-	5.28%
Franklin MicroCap Value Fund, Advisor Class	540,877	-	269,253	271,624	9,694,251	-	1,357,610	2.07%
Franklin Pelagos Commodities Strategy Fund	2,355,547	-	-	2,355,547	23,367,031	-	-	20.69%
Franklin Pelagos Managed Futures Strategy Fund	210,781	-	-	210,781	1,797,966	-	-	13.61%
Franklin Real Estate Securities Fund, Advisor Class	944,532	2,947	-	947,479	17,253,589	53,272	-	3.48%
Franklin Rising Dividends Fund, Advisor Class	2,280,514	-	-	2,280,514	95,804,378	-	-	0.92%
Franklin Templeton Emerging Market Debt Opportunities Fund	3,548,095	322,684	-	3,870,779	48,500,861	-	-	8.55%
Franklin Total Return Fund, Advisor Class	11,915,656	4,372,049	-	16,287,705	168,097,126	1,096,165	-	2.98%
Franklin U.S. Government Securities Fund, Advisor Class	25,096,056	10,243,234	1,074,998	34,264,292	231,283,970	1,988,150	(38,485)	2.21%
Franklin Utilities Fund, Advisor Class	2,793,829	23,192	-	2,817,021	42,818,721	337,215	-	0.87%
Institutional Fiduciary Trust Money Market Portfolio	292,053,115	44,805,315	304,328,242	32,530,188	32,530,188	-	-	0.20%
Mutual European Fund, Class Z	2,114,849	-	43,338	2,071,511	45,635,380	-	(12,183)	2.29%
Templeton China World Fund, Advisor Class	427,738	-	-	427,738	16,279,713	-	-	1.53%
Templeton Foreign Fund, Advisor Class	9,868,178	-	617,084	9,251,094	63,555,019	-	(48,023)	1.10%
Templeton Frontier Markets Fund, Advisor Class	1,569,088	-	-	1,569,088	26,705,877	-	-	2.45%
Templeton Global Bond Fund, Advisor Class	13,069,762	7,999,140	21,068,902	-	- *	1,669,489	24,039,196	-
Templeton Global Total Return Fund, Advisor Class	-	19,597,964	-	19,597,964	269,863,963	865,377	-	4.20%
Total					$ 1,424,263,143	$6,350,218	$ 27,983,317	
Franklin Templeton Corefolio Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	3,145,368	-	35,403	3,109,965	$ 161,624,878	$ -	$ 499,013	4.79%
Franklin Growth Fund, Advisor Class	3,009,533	-	58,380	2,951,153	161,516,613	-	1,360,875	2.13%
Institutional Fiduciary Trust Money Market Portfolio	1,039,910	9,619,331	9,780,361	878,880	878,880	-	-	0.01%
Mutual Shares Fund, Class Z	6,769,027	-	245,729	6,523,298	161,190,696	-	864,755	1.11%
Templeton Growth Fund Inc., Advisor Class	7,856,853	-	191,384	7,665,469	157,525,381	-	570,326	0.99%
Total					$ 642,736,448	$ -	$ 3,294,969	
Franklin Templeton Founding Funds Allocation Fund								
Franklin Income Fund, Advisor Class	826,732,566	12,616,313	15,379,176	823,969,703	$ 1,903,370,015	$28,552,439	$ 790,871	2.54%
Institutional Fiduciary Trust Money Market Portfolio	43,452,070	115,475,593	111,982,529	46,945,134	46,945,134	-	-	0.30%
Mutual Shares Fund, Class Z	81,205,536	-	4,009,026	77,196,510	1,907,525,749	-	9,781,564	13.10%
Templeton Growth Fund Inc., Advisor Class	94,913,411	-	3,633,974	91,279,437	1,875,792,427	-	(1,907,313)	11.80%
Total					$ 5,733,633,325	$28,552,439	$ 8,665,122	
Franklin Templeton Growth Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,798,014	358,216	-	2,156,230	$ 78,810,224	$ -	$ -	5.26%
Franklin Flex Cap Growth Fund, Advisor Class	946,428	-	-	946,428	49,185,875	-	-	1.46%
Franklin Gold and Precious Metals Fund, Advisor Class	553,693	-	-	553,693	14,623,027	-	-	0.80%
Franklin Growth Fund, Advisor Class	3,947,614	-	296,284	3,651,330	199,837,287	-	1,211,802	2.63%
Franklin Growth Opportunities Fund, Advisor Class	1,254,464	124,960	-	1,379,424	34,568,361	-	-	6.99%
Franklin High Income Fund, Advisor Class	2,682,171	31,330	2,713,501	-	- *	65,636	409,821	-
Franklin International Small Cap Growth Fund, Advisor Class	2,820,910	279,956	-	3,100,866	55,784,571	-	-	6.01%

Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	571,585	55,447	516,138	5,254,286	9,388	(555)	0.91%
Franklin MicroCap Value Fund, Advisor Class	832,697	-	414,655	418,042	14,919,916	-	1,233,142	3.18%
Franklin Pelagos Commodities Strategy Fund	3,453,477	-	-	3,453,477	34,258,495	-	-	30.34%
Franklin Pelagos Managed Futures Strategy Fund	307,611	-	-	307,611	2,623,920	-	-	19.86%
Franklin Real Estate Securities Fund, Advisor Class	1,536,830	4,794	-	1,541,624	28,072,972	86,677	-	5.66%
Franklin Rising Dividends Fund, Advisor Class	3,262,908	-	-	3,262,908	137,074,756	-	-	1.32%
Franklin Templeton Emerging Market Debt Opportunities Fund	1,276,536	17,558	518,020	776,074	9,724,207	-	(45,425)	1.71%
Franklin Total Return Fund, Advisor Class	2,827,257	874,390	350,874	3,350,773	34,579,980	256,256	(56,140)	0.61%
Franklin U.S. Government Securities Fund, Advisor Class	6,674,053	1,839,221	1,420,827	7,092,447	47,874,015	448,588	(138,595)	0.46%
Franklin Utilities Fund, Advisor Class	4,284,413	35,565	-	4,319,978	65,663,672	517,129	-	1.33%
Institutional Fiduciary Trust Money Market Portfolio	41,941,349	83,401,139	105,286,999	20,055,489	20,055,489	-	-	0.13%
Mutual European Fund, Class Z	3,110,714	-	63,624	3,047,090	67,127,395	-	31,176	3.37%
Templeton China World Fund, Advisor Class	563,919	-	-	563,919	21,462,769	-	-	2.02%
Templeton Foreign Fund, Advisor Class	13,001,656	-	850,048	12,151,608	83,481,544	-	(300,700)	1.45%
Templeton Frontier Markets Fund, Advisor Class	2,584,415	-	-	2,584,415	43,986,737	-	-	4.04%
Templeton Global Bond Fund, Advisor Class	3,491,297	1,959,071	5,450,368	-	- *	387,058	8,878,594	-
Templeton Global Total Return Fund, Advisor Class	-	4,383,001	411,281	3,971,720	54,690,578	196,594	(61,692)	0.85%
Total					$ 1,103,660,076	$ 1,967,326	$ 11,161,428	

Franklin Templeton Moderate Allocation Fund

Franklin DynaTech Fund, Advisor Class	2,594,971	517,010	25,720	3,086,261	$ 112,802,839	$ -	$ (17,490)	7.53%
Franklin Flex Cap Growth Fund, Advisor Class	1,448,594	-	12,004	1,436,590	74,659,592	-	40,933	2.21%
Franklin Gold and Precious Metals Fund, Advisor Class	868,205	-	6,814	861,391	22,749,325	-	(94,385)	1.24%
Franklin Growth Fund, Advisor Class	6,162,727	-	469,858	5,692,869	311,570,712	-	1,897,350	4.10%
Franklin Growth Opportunities Fund, Advisor Class	1,709,119	170,248	14,978	1,864,389	46,721,585	-	(7,039)	9.45%
Franklin High Income Fund, Advisor Class	17,572,561	205,261	17,777,822	-	- *	430,022	2,764,514	-
Franklin International Small Cap Growth Fund, Advisor Class	4,302,421	425,532	37,937	4,690,016	84,373,396	-	17,451	9.09%
Franklin Limited Maturity U.S. Government Securities Fund, Advisor Class	-	3,702,670	-	3,702,670	37,693,178	64,754	-	6.55%
Franklin MicroCap Value Fund, Advisor Class	1,152,605	-	578,457	574,148	20,491,336	-	2,968,873	4.37%
Franklin Pelagos Commodities Strategy Fund	4,872,521	-	41,188	4,831,333	47,926,822	-	(27,184)	42.44%
Franklin Pelagos Managed Futures Strategy Fund	439,387	-	-	439,387	3,747,969	-	-	28.36%
Franklin Real Estate Securities Fund, Advisor Class	2,204,890	6,878	18,299	2,193,469	39,943,068	124,356	8,062	8.06%
Franklin Rising Dividends Fund, Advisor Class	4,898,880	-	39,526	4,859,354	204,141,460	-	168,778	1.97%
Franklin Templeton Emerging Market Debt Opportunities Fund	5,320,004	48,683	761,133	4,607,554	57,732,652	-	(168,352)	10.18%
Franklin Total Return Fund, Advisor Class	16,701,571	2,759,813	-	19,461,384	200,841,483	1,370,182	-	3.57%
Franklin U.S. Government Securities Fund, Advisor Class	36,475,547	5,172,706	1,725,751	39,922,502	269,476,886	2,368,518	(54,627)	2.57%
Franklin Utilities Fund, Advisor Class	6,808,619	56,520	55,010	6,810,129	103,513,967	821,801	18,153	2.10%
Institutional Fiduciary Trust Money Market Portfolio	212,902,609	101,965,149	265,264,154	49,603,604	49,603,604	-	-	0.31%
Mutual European Fund, Class Z	4,858,140	-	137,321	4,720,819	103,999,633	-	(16,719)	5.22%
Templeton China World Fund, Advisor Class	849,325	-	7,004	842,321	32,058,748	-	(5,883)	3.01%
Templeton Foreign Fund, Advisor Class	20,986,465	-	1,468,984	19,517,481	134,085,095	-	(476,230)	2.32%
Templeton Frontier Markets Fund, Advisor Class	3,671,761	-	30,059	3,641,702	61,981,770	-	41,181	5.69%
Templeton Global Bond Fund, Advisor Class	19,641,605	5,681,187	25,322,792	-	- *	2,002,300	34,044,730	-
Templeton Global Total Return Fund, Advisor Class	-	22,578,859	-	22,578,859	310,910,888	1,012,746	-	4.84%
Total					$ 2,331,026,008	$ 8,194,679	$ 41,102,116	

*As of March 31, 2013, no longer held by the fund.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2013, in valuing the Funds’ assets carried at fair value, is as follows:

Level 1	Level 2	Level 3	Total
Franklin Templeton 2015 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$ 51,587,754	$ 1,035,797	$ -	$ 52,623,551
Short Term Investments	6,155,023	2,837,520	-	8,992,543
Total Investments in Securities	$ 57,742,777	$ 3,873,317	$ -	$ 61,616,094
Franklin Templeton 2025 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$ 68,026,670	$ 2,119,122	$ -	$ 70,145,792
Short Term Investments	4,514,606	-	-	4,514,606
Total Investments in Securities	$ 72,541,276	$ 2,119,122	$ -	$ 74,660,398
Franklin Templeton 2035 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$ 47,270,857	$ 1,604,889	$ -	$ 48,875,746
Short Term Investments	2,784,789	-	-	2,784,789
Total Investments in Securities	$ 50,055,646	$ 1,604,889	$ -	$ 51,660,535
Franklin Templeton 2045 Retirement Target Fund				
Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$ 32,381,544	$ 1,190,461	$ -	$ 33,572,005
Short Term Investments	1,462,539	-	-	1,462,539
Total Investments in Securities	$ 33,844,083	$ 1,190,461	$ -	$ 35,034,544

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

7. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statements of Investments.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date June 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the